Nature of Operations and Basis of Presentation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 mi customer trains	Dec. 31, 2016 customer
Customer Concentration Risk [Member] | SPA Customers [Member]
Nature of Operations and Basis of Presentation [Line Items]
Concentration Risk, Number Of Significant Customers		2
Customer Concentration Risk [Member] | LNG Revenues [Member]
Nature of Operations and Basis of Presentation [Line Items]
Concentration Risk, Percentage	94.00%
Customer Concentration Risk [Member] | LNG Revenues [Member] | SPA Customers [Member]
Nature of Operations and Basis of Presentation [Line Items]
Concentration Risk, Number Of Significant Customers	2
Sabine Pass LNG Terminal [Member]
Nature of Operations and Basis of Presentation [Line Items]
Number of Liquefaction LNG Trains | trains	6
CTPL [Member] | Creole Trail Pipeline [Member]
Nature of Operations and Basis of Presentation [Line Items]
Length Of Natural Gas Pipeline | mi	94
SPLNG [Member] | Customer Concentration Risk [Member] | TUA Customers [Member]
Nature of Operations and Basis of Presentation [Line Items]
Concentration Risk, Number Of Significant Customers	2